Cover	Oct. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2019
Entity File Number	1-10079
Entity Registrant Name	Cypress Semiconductor Corporation
Entity Central Index Key	0000791915
Entity Tax Identification Number	94-2885898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	198 Champion Court
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	943-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false